SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 1,317	$ 1,313	$ 1,459	$ 1,665	$ 2,087	$ 2,640	$ 2,771	$ 2,987	$ 5,754	$ 10,485	$ 12,054
Total interest expense	169	181	216	325	570	990	1,110	1,184	891	3,854	4,872
Net interest income	1,148	1,132	1,243	1,340	1,517	1,650	1,661	1,803	4,863	6,631	7,182
Provision for loan losses	(39)	(8)	(8)	2	95	(7)	(8)	(10)	(53)	70	80
Net interest income after provision for loan losses	1,187	1,140	1,251	1,338	1,422	1,657	1,669	1,813	4,916	6,561	7,102
Total noninterest income	109	152	103	111	60	70	122	110	475	362	415
Total noninterest expense	958	936	876	880	962	884	870	847	3,650	3,563	3,790
Income before income taxes	338	356	478	569	520	843	921	1,076	1,741	3,360	3,727
Income taxes	82	91	123	149	175	218	194	283	445	870	932
Net income	$ 256	$ 265	$ 355	$ 420	$ 345	$ 625	$ 727	$ 793	$ 1,296	$ 2,490	$ 2,795
Earnings Per Share [Abstract]
Basic	$ 0.15	$ 0.15	$ 0.20	$ 0.24	$ 0.20	$ 0.35	$ 0.41	$ 0.45	$ 0.74	$ 1.41	$ 1.57
Diluted	$ 0.15	$ 0.15	$ 0.20	$ 0.24	$ 0.20	$ 0.35	$ 0.41	$ 0.45	$ 0.74	$ 1.41	$ 1.57
Average shares outstanding
Basic	1,745,140	1,751,849	1,749,372	1,748,040	1,753,946	1,771,722	1,771,457	1,775,561	1,748,592	1,768,201	1,780,527
Diluted	1,745,140	1,751,849	1,749,372	1,748,040	1,753,946	1,771,722	1,771,457	1,775,561	1,748,592	1,768,201	1,780,581